Earnings Per Share (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Earnings Per Share

The following table presents the Bank's basic and diluted earnings per share for the three and nine months ended July 31.

Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except as noted)	For the three months ended		For the nine months ended
	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Basic earnings per share
Net income attributable to common shareholders	$3,186	$3,028	$8,628	$8,157
Weighted-average number of common shares outstanding (millions)	1,825.3	1,830.0	1,828.4	1,838.4
Basic earnings per share (Canadian dollars)	$1.75	$1.65	$4.72	$4.44
Diluted earnings per share
Net income attributable to common shareholders	$3,186	$3,028	$8,628	$8,157
Net income available to common shareholders including impact of dilutive securities	3,186	3,028	8,628	8,157
Weighted-average number of common shares outstanding (millions)	1,825.3	1,830.0	1,828.4	1,838.4
Effect of dilutive securities Stock options potentially exercisable (millions)[1]	3.3	4.0	3.2	4.2
Weighted-average number of common shares outstanding – diluted (millions)	1,828.6	1,834.0	1,831.6	1,842.6
Diluted earnings per share (Canadian dollars)[1]	$1.74	$1.65	$4.71	$4.43

[1]	For the three and nine months ended July 31, 2019 and July 31, 2018, no outstanding options were excluded from the computation of diluted earnings per share.